Discontinued operations and related assets held for sale (Details) - USD ($) $ in Thousands	5 Months Ended	6 Months Ended		7 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2018	Jun. 30, 2017	Aug. 14, 2015	Dec. 31, 2017	Dec. 31, 2016
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
(Gain) loss on sale of assets						$ 200
Discontinued Operation, Alternative Cash Flow Information [Abstract]
(Gain) loss on sale of assets						200
Net change in inventory	$ 47,853	$ (82,565)	$ 5,999		$ (15,649)	53,548
Cash received from divestitures					27,254	15,900
Credit Facility reductions	(68,000)	(45,692)	(18,000)		(114,839)	(70,469)
Current Liabilities:
Total current liabilities of discontinued operations		2,761			3,412	20,042
Engineered Solutions [Member] | Discontinued Operations, Held-for-sale [Member]
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Net sales	55,608	2,468	64,193	$ 98,024	82,299	115,336
Cost of sales	49,068	1,335	57,022	94,817	74,723	98,440
Gross (loss) profit	6,540	1,133	7,171	3,207	7,576	16,896
Research and development	1,265			2,179	1,429	3,145
Selling and administrative expenses	8,627	(244)	7,800	16,764	12,239	19,220
(Gain) loss on sale of assets		0	0		(6,091)	198
Rationalizations	791			4,492	(35)	(405)
Impairment		0	5,300		5,300	120,000
Operating (loss) income	(4,143)	1,377	(7,210)	(20,228)	(5,266)	(124,971)
Other income	(135)		(18)	(90)	(115)	(66)
Interest expense	918	0	1,133	907	1,133	3,258
(Loss) income from discontinued operations before income taxes	(4,926)	1,311	(8,325)	(21,045)	(6,284)	(128,163)
Benefit for income taxes on discontinued operations		0	(209)	(2,366)	(55)	(1,189)
Net (loss) income from discontinued operations	(4,926)	1,311	(8,116)	(18,679)	(6,229)	(126,974)
Discontinued Operation, Alternative Cash Flow Information [Abstract]
Depreciation and amortization	4,194	0	2,311		2,418	5,277
Impairment		0	5,300		5,300	120,000
(Gain) loss on sale of assets		0	0		(6,091)	198
Net change in inventory	3,514				15,217	(917)
Cash received from divestitures					27,254	15,889
Credit Facility reductions					(27,254)	(15,889)
Deferred income taxes		0	(209)		(55)	(1,189)
Capital expenditures	$ 4,447	0	$ 432		558	4,713
Current Assets:
Accounts receivable		1,234			3,351	17,094
Inventories		191			502	71,816
Prepaid expenses and other current assets		326			1,137	320
Long-term Assets:
Net property, plant and equipment		0			226	79,048
Other assets		96			97	12,608
Total long-term assets of discontinued operations		1,847			5,313	180,886
Impairment of assets held for sale						(119,907)
Total assets of discontinued operations					5,313	60,979
Current Liabilities:
Accounts payable		905			512	7,253
Accrued income and other taxes					158	2,326
Other accrued liabilities		1,675			2,742	10,463
Total current liabilities of discontinued operations		2,761			3,412	20,042
Long-term Liabilities:
Other long-term obligations		376			376	850
Total liabilities of discontinued operations		$ 3,137			$ 3,788	$ 20,892
Predecessor [Member]
Discontinued Operation, Alternative Cash Flow Information [Abstract]
Net change in inventory				1,164
Credit Facility reductions				(99,000)
Predecessor [Member] | Engineered Solutions [Member] | Discontinued Operations, Held-for-sale [Member]
Discontinued Operation, Alternative Cash Flow Information [Abstract]
Depreciation and amortization				7,988
Net change in inventory				(2,481)
Deferred income taxes				(2,366)
Capital expenditures				$ 10,104